Capitalization	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Capitalization
Capitalization

Note 14: Capitalization

On March 30, 2023, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) with the purchasers named therein (the “Purchasers”), certain of which are related parties, pursuant to which the Company will issue approximately 79.9 million units at a price of approximately $1.12 per unit for institutional investors, and a purchase price of approximately $1.19 per unit for employees and consultants. Each unit consists of one share of Class A common stock and 0.75 of a warrant to purchase one share of Class A common stock at an exercise price of $1.13. Certain institutional investors have elected to receive pre-funded warrants to purchase Class A common stock in lieu of a portion of their Class A common stock. In total, the Company agreed to sell (i) an aggregate of approximately 69.2 million shares of its Class A common stock (the “Shares”), (ii) warrants to purchase an aggregate of approximately 59.9 million shares of Class A common stock (the “Common Warrants”), and (iii) pre-funded warrants to purchase an aggregate of approximately 10.8 million shares of Class A common stock (the “Pre-Funded Warrants” and, together with the Common Warrants, the “Warrants”).

Note 14: Capitalization

As of December 31, 2022, under the Company’s amended and restated certificate of incorporation dated August 20, 2020, the Company is authorized to issue: (i) 800,000,000 shares of Class A common stock with a par value of $0.0001 per share, (ii) 205,000,000 shares of Class V common stock with a par value of $0.0001 per share, and (iii) 10,000,000 shares of preferred stock with a par value of $0.0001 per share, of which no shares were issued or outstanding as of December 31, 2022 and 2021. Holders of shares of Class A common stock and Class V common stock are each entitled to one vote on all matters to be voted upon by stockholders. The declaration, amount, and payment of any future dividends on shares of Class A common stock will be at the discretion of the Company’s Board of Directors and will depend upon many factors, including the Company’s results of operations, financial condition, capital requirements, restrictions in its debt agreements, and other factors that the Company’s Board of Directors deems relevant. Holders of shares of Class A common stock are entitled to receive such dividends declared by the Company’s Board of Directors. Holders of shares of Class V common stock are not entitled to participate in any such dividends declared by the Company’s Board of Directors. The Company’s Board of Directors has not declared any cash dividends during the year ended December 31, 2022, the Successor Period of 2021, or the Predecessor Period of 2021.